Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill at beginning of the year	€ 5,209,230	€ 4,590,498
Business Combination	198,208	403,335
Disposals		(2,827)
Translation differences	99,625	218,224
Goodwill at end of the year	5,507,063	5,209,230
Grifols UK Ltd. (UK)
Goodwill
Goodwill at beginning of the year	7,682	7,745
Translation differences	425	(63)
Goodwill at end of the year	8,107	7,682
Grifols Italia S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc.
Goodwill
Goodwill at beginning of the year	255,114	205,254
Business Combination	(4,278)	42,780
Disposals		(2,827)
Translation differences	5,060	9,907
Goodwill at end of the year	255,896	255,114
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	9,271	9,543
Translation differences	201	(272)
Goodwill at end of the year	9,472	9,271
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	1,940,776	1,852,905
Translation differences	38,902	87,871
Goodwill at end of the year	1,979,678	1,940,776
Araclon Biotech, S.L. (Spain)
Goodwill
Goodwill at beginning of the year	6,000	6,000
Goodwill at end of the year	6,000	6,000
Progenika Biopharma, S.A.
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,550,256	2,435,907
Translation differences	50,694	114,349
Goodwill at end of the year	2,600,950	2,550,256
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Goodwill
Goodwill at beginning of the year	24,376	26,510
Business Combination		(2,134)
Goodwill at end of the year	24,376	24,376
Goetech, LLC. ("MedKeeper")
Goodwill
Goodwill at beginning of the year	58,945
Business Combination		55,321
Translation differences	1,181	3,624
Goodwill at end of the year	60,126	58,945
Haema, AG
Goodwill
Goodwill at beginning of the year	171,134
Business Combination	18,880	171,134
Goodwill at end of the year	190,014	171,134
Biotest US Corporation
Goodwill
Goodwill at beginning of the year	139,042
Business Combination	10,943	136,234
Translation differences	2,963	2,808
Goodwill at end of the year	152,948	€ 139,042
Interstate Blood Bank, Inc. (USA)
Goodwill
Business Combination	172,663
Translation differences	199
Goodwill at end of the year	€ 172,862